TRIBUTARY FUNDS, INC.

Supplement dated March 1, 2012
to the Prospectus dated August 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS
 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On November 17, 2011, the Board of Directors (the “Board”) of Tributary Funds, Inc. approved (i) a new investment sub-advisory agreement between Tributary Capital Management, LLC (“Tributary”) and First National Fund Advisers (“FNFA”), a separately identifiable department of First National Bank of Omaha (“FNBO”), with respect to the Tributary Short-Intermediate Bond Fund and the Tributary Income Fund; and (ii) the termination of the investment sub-advisory agreement between Tributary and First National Asset Management (“FNAM”), a separately identifiable department of FNBO, with respect to the Tributary Short-Intermediate Bond Fund and the Tributary Income Fund, effective immediately.

The new sub-advisory agreement with FNFA and the termination of the sub-advisory agreement with FNAM were effected as part of a limited reorganization within FNBO, which resulted only in a change in reporting structure within the same parent company.  The team that managed the Tributary Short-Intermediate Bond Fund and the Tributary Income Fund with FNAM will continue to manage those Funds as FNFA employees.  Similarly, there was no change to the sub-advisory agreement terms or fee structure.

Your Prospectus is hereby amended as follows:

On pages 3 and 7, the information in the section entitled “Investment Sub-Adviser:” is hereby deleted in its entirety and replaced with the following:

Investment Sub-Adviser:

First National Fund Advisers, a division of First National Bank of Omaha

On page 44, the first paragraph in the section entitled “Investment Sub-Advisers” is hereby deleted in its entirety and replaced with the following:

First National Fund Advisers (“FNFA”), a division of First National, located at 205 West Oak Street, Fort Collins, CO 80521 and 14010 FNB Parkway, Omaha, NE 68154, serves as the sub-adviser to the Tributary Balanced Fund, the Tributary Short-Intermediate Bond Fund, and the Tributary Income Fund.  FNFA is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and only provides investment advisory services to the Tributary Balanced Fund, the Tributary Short-Intermediate Bond Fund, and the Tributary Income Fund.

On page 44, the second paragraph in the section entitled “Investment Sub-Advisers” is hereby deleted in its entirety.

On page 45, the heading entitled “Tributary Short-Intermediate Bond Fund and Tributary Income Fund (sub-advised by FNAM)” is hereby deleted in its entirety and replaced with the following:

Tributary Short-Intermediate Bond Fund and Tributary Income Fund (sub-advised by FNFA)

On page 46, the section entitled “Fees is hereby deleted in its entirety and replaced with the following:

Fees

For the fiscal year ended March 31, 2011, Tributary received an advisory fee (net of waivers) from each of the Funds, as shown below, as a percentage of average daily net assets:

•	Tributary Short-Intermediate Bond Fund: 0.26%
•	Tributary Income Fund: 0.26%
•	Tributary Balanced Fund: 0.62%
•	Tributary Core Equity Fund: 0.62%
•	Tributary Large Cap Growth Fund: 0.73%
•	Tributary Growth Opportunities Fund: 0.62%
•	Tributary Small Company Fund: 0.70%

A discussion regarding the basis for the Board of Directors' approval of the Funds’ investment advisory agreements, including the sub-advisory agreement with FNFA dated May 4, 2010, is available in the Funds’ semi-annual report for the period ended September 30, 2010, which is available on the Fund’s website at www.tributaryfunds.com. However, as of the date of this Prospectus, there is no shareholder report yet available which addresses the basis for the Board of Directors’ approval of the sub-advisory agreement with FNFA dated November 17, 2011. Such discussion is expected to be available in the Funds’ annual report for the period ended March 31, 2012.

Please retain this supplement for future reference.

TRIBUTARY FUNDS, INC.

Supplement dated March 1, 2012
to the Statement of Additional Information dated August 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

On November 17, 2011, the Board of Directors (the “Board”) of Tributary Funds, Inc. approved (i) a new investment sub-advisory agreement between Tributary Capital Management, LLC (“Tributary”) and First National Fund Advisers (“FNFA”), a separately identifiable department of First National Bank of Omaha (“FNBO”), with respect to the Tributary Short-Intermediate Bond Fund and the Tributary Income Fund; and (ii) the termination of the investment sub-advisory agreement between Tributary and First National Asset Management (“FNAM”), a separately identifiable department of FNBO, with respect to the Tributary Short-Intermediate Bond Fund and the Tributary Income Fund, effective immediately.

The new sub-advisory agreement with FNFA and the termination of the sub-advisory agreement with FNAM were effected as part of a limited reorganization within FNBO, which resulted only in a change in reporting structure within the same parent company.  The team that managed the Tributary Short-Intermediate Bond Fund and the Tributary Income Fund with FNAM will continue to manage those Funds as FNFA employees.  Similarly, there was no change to the sub-advisory agreement terms or fee structure.

Your Statement of Additional Information is hereby amended as follows:

On page 25, the eighth and ninth paragraphs in the section entitled “Investment Advisers and Sub-Advisers” are hereby deleted in their entirety and replaced with the following:

Investment sub-advisory services are provided to the Short-Intermediate Fund and the Income Fund by FNFA pursuant to the Investment Sub-Advisory Agreement dated November 17, 2011 (the “November 2011 FNFA Sub-Advisory Agreement,” collectively with the FNFA Sub-Advisory Agreement and the Master Advisory Agreement, the “Advisory Agreements”).

Under the November 2011 FNFA Sub-Advisory Agreement, FNFA has agreed to provide investment sub-advisory services for the Short-Intermediate Fund and the Income Fund as described in the Prospectus.  For the services provided and expenses assumed pursuant to the November 2011 FNFA Sub-Advisory Agreement, Tributary pays FNFA a fee equal to 0.25% of the average daily net assets of the Short-Intermediate Fund and 0.30% of the average daily net assets of the Income Fund.  The fees paid to FNFA are a portion of, and are not in addition to, the advisory fees paid by the Short-Intermediate Fund and the Income Fund to Tributary as described above.

On page 29, the first paragraph in the section entitled “Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Randall Greer, Mark A. Wynegar, and Michael L. Johnson of Tributary have responsibility for managing the Small Company Fund; Mr. Greer and Christopher P. Sullivan of Tributary are responsible for managing the Core Equity Fund; Ron Horner, Travis J. Nordstrom, and Mary Anne Mullen of FNFA share responsibility for managing the Short-Intermediate Fund and the Income Fund; Kurt Spieler and John Harris of FNFA share responsibility for managing the Balanced Fund; David C. Jordan and Charles Lauber of Tributary share responsibility for managing the Growth Opportunities Fund; and Mr. Jordan of Tributary is responsible for managing the Large Cap Fund.

On page 31, the sections entitled “Compensation – FNFA” and “Compensation – FNAM” is hereby deleted in its entirety and replaced with the following:

Compensation—FNFA.  Each FNFA portfolio manager receives a fixed salary based upon experience and prevailing compensation levels in the market. Participation in FNFA’s defined contribution (401(k)) plan is voluntary. Each FNFA portfolio manager is eligible to receive a bonus. Bonuses are paid yearly and are calculated as a percentage of base salary and are dependent upon Fund pre-tax performance versus its benchmark.

On page 36, the fourth sentence of the last paragraph in the section entitled “Platform Agreements” is hereby deleted in its entirety and replaced with the following:

Under a Fifth Amendment and Restated Fee Apportionment Agreement dated November 17, 2011 between the Company, Tributary, and FNFA, the Company has agreed to pay 62.5% of such fee, and Tributary has agreed to pay 37.5% of such fee, provided that in no event will the Company pay more than 0.25% of the average daily net assets of the Shares of the Funds held in Fidelity’s customers’ accounts for such services.

On page 37, the second sentence of the paragraph in the section entitled “Codes of Ethics” is hereby deleted in its entirety and replaced with the following:

The Company, Tributary, FNFA, and the Distributor have each adopted Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1 under the 1940 Act.

On page 1 of Appendix B, the first paragraph in the section entitled “Proxy Voting Policies and Procedures of the Adviser” is hereby deleted in its entirety and replaced it with the following:

Tributary Capital Management LLC and First National Fund Advisers (collectively, the “Advisers”) hereby adopt the following Proxy Voting Policies and Procedures, (the “Policies”) which shall be applicable to all voting securities owned from time to time by the respective portfolios (the “Funds”) of Tributary Funds, Inc. (the “Company”) and such other advisory clients as each Adviser shall determine.

Please retain this supplement for future reference.